LAND USE RIGHTS AND INTANGIBLE ASSETS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Land Use Rights And Intangible Assets 1	$ 14,800,000
Land Use Rights And Intangible Assets 2		90,760,000
Land Use Rights And Intangible Assets 3	18,240,000
Land Use Rights And Intangible Assets 4		111,370,000
Land Use Rights And Intangible Assets 5	286,000
Land Use Rights And Intangible Assets 6	309,000
Land Use Rights And Intangible Assets 7	120,000
Land Use Rights And Intangible Assets 8	2,001,000
Land Use Rights And Intangible Assets 9	2,170,000
Land Use Rights And Intangible Assets 10	2,170,000
Land Use Rights And Intangible Assets 11	2,330,000
Land Use Rights And Intangible Assets 12	$ 2,001,000